AST BOND PORTFOLIO 2030
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Long-Term Investment — 96.4%
Affiliated Mutual Fund
Fixed Income
AST Target Maturity Central Portfolio* (cost $56,302,195)	5,669,368	$53,688,912
Short-Term Investment — 2.0%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,093,892)	1,093,892	1,093,892

TOTAL INVESTMENTS—98.4% (cost $57,396,087)(wa)		54,782,804

Other assets in excess of liabilities(z) — 1.6%		917,891

Net Assets — 100.0%		$55,700,695

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
594	10 Year U.S. Treasury Notes	Dec. 2023	$64,189,125	$(1,131,375)
4	10 Year U.S. Ultra Treasury Notes	Dec. 2023	446,250	(12,788)
				(1,144,163)
Short Positions:
66	2 Year U.S. Treasury Notes	Dec. 2023	13,378,922	40,659
275	5 Year U.S. Treasury Notes	Dec. 2023	28,973,830	256,223
74	20 Year U.S. Treasury Bonds	Dec. 2023	8,419,813	430,419
38	30 Year U.S. Ultra Treasury Bonds	Dec. 2023	4,510,125	349,067
				1,076,368
				$(67,795)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A1